Taxes (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 45,847	$ 19,551
Deferred tax assets	45,847	19,551
Deferred tax liabilities:
Change in valuation allowance	(45,847)	(19,551)
Deferred tax assets (liabilities), net
Non-current deferred tax assets
Non-current deferred tax liabilities
Deferred tax (liabilities) assets, net